LOSS PER SHARE - Narrative (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Stock Compensation Plan
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from computation of diluted earnings per share, effect anti-dilutive (in shares)	3,154	5,106	3,763
Stock options, Time-based RSUs, Performance-based RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Excluded from computation of diluted earnings per share, effect anti-dilutive (in shares)	9,551	2,598	4,185